Operations and Summary of Significant Accounting Policies - Accounts and Notes Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation Allowance, Amount	$ 49.3	$ 40.6
Sales Discount Reserve	91.1	87.4
Percentage of net sales with maximum interest-free periods ranging from one to six months	16.90%
Percentage of net sales with maximum interest-free periods ranging from seven to twelve months	3.20%
Percentage of net sales with maximum interest-free periods ranging from thirteen to twenty-three months	0.20%
Allowance for Promotions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation Allowance, Amount	12.4	11.3
Allowance for Doubtful Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation Allowance, Amount	$ 36.9	$ 29.3